UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

Thomas Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API EFFICIENT FRONTIER INCOME FUND

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2005

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Growth Fund	4-5
Capital Income Fund	7
Multiple Index Fund	9
Value Fund	11-12
Income Fund	14

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets	17-18

Financial Highlights
Growth Fund	19-20
Capital Income Fund	21-23
Multiple Index Fund	24-25
Value Fund	26-27
Income Fund	28-29

Notes to Financial Statements	30-34

Expense Examples & Other Information	35

Dear Fellow Shareholders:

The fourth quarter of 2005 brings to an end a period of significant events. Surging energy prices, hurricanes, refinery outages, war, and the Federal Reserve tightening interest rates all contributed to a negative mindset for investors on average. Pessimism about the economy was rampant but baffling. From 30,000 feet the U.S. economy looks fabulous. Employment is strong, inflation is low, housing starts, industrial production and retail sales all point to strength and stability for the coming year.

Since the tax cuts of 2003, U.S. real Gross Domestic Product has grown at an annual rate of 4%, and has experienced no quarter with less than 3.3% annualized growth. Over the course of the summer and into the fall, the S&P 500 companies have produced share weighted profits that are up a robust 15% from a year ago. With 453 of the 500 companies reporting, 64% beat their estimates while only 23% reported negative surprises. Negative surprises and weak investor sentiment point to value opportunities both domestically and internationally. API Trust investors, utilizing broad diversification of their assets, have seen significant appreciation through the period ended November 30, 2005. The strongest performance came from areas outside the U.S. Europe and Asia, and particularly Japan, produced exceptional gains for the period.

The recovery phase of the market shows that the S&P is up 59% from its low of 2002, and up 8.5% from the time the Fed first started hiking rates at the end of June 2004. The following table summarizes performance for the Class C shares of the funds and certain broad-based indices for the six months ended November 30, 2005. Keep in mind that past performance may not indicate how the funds will perform in the future.

6 Months Ended Nov. 30
Growth Fund	+9.85%
Capital Income Fund	+5.81%
Multiple Index Fund	+11.62%
Value Fund	+12.92%
Income Fund	-1.44%

Major Market Indices:
S&P 500 Index	+5.88%
Russell 2000 Index	+10.47%
NASD Composite Index	+7.96%
EAFE Index	+11.37%
Lehman Long-Term Treasury Bond Index	-2.42%

Strategy

Our overall strategy going forward is the same as in the past. We are dedicated to providing efficient and favorable asset allocation to you, our individual shareholders. Our four equity funds employ the broadest diversification that we believe is available within the fund industry. The holdings within the funds include individual stocks, bonds, specialized institutional funds, exchange traded index funds, and closed-end funds. All of the above mentioned securities are critical for efficient access to today’s free market global marketplace. As we look forward to the future, peace of mind comes with managing risk through diversification.

Looking Forward

We believe that the U.S. market is no longer gripped by the irrational exuberance of the late 1990’s or the irrational pessimism of the first years of the new millennium. Instead, we think that this market will reward or penalize companies based on how well those companies perform. As a result, heading into 2006, we expect to see steady and rational gains with less volatility than in past years. Relative to impressive corporate earnings growth and low interest rates, we believe that many U.S. companies are undervalued, and that those achieving solid, double-digit earnings should command better prices in the year ahead.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten President and Chief Investment Officer	David M. Basten Portfolio Manager

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2005

(Unaudited)

	Shares	Value
MUTUAL FUNDS — 75.8%
China Region Funds — 2.7%
Matthews China Fund	104,409	$1,525,420

Emerging Markets Funds — 4.5%
Third Millennium Russia Fund	35,659	1,752,642
Vontobel Eastern Europe Equity Fund	34,540	774,377

		2,527,019

Global Funds — 5.8%
CSI Equity Fund	61,700	990,289
Oakmark Global Fund	93,953	2,249,225

		3,239,514

International Funds — 6.5%
Epoch International Small Cap Fund	58,343	997,083
Oakmark International Small Cap Fund	114,409	2,632,551

		3,629,634

Japanese Funds — 4.5%
Matthews Japan Fund	83,763	1,414,766
Rydex Large Cap Japan Fund	32,206	1,105,958

		2,520,724

Large Cap Core Funds — 2.9%
Legg Mason Value Trust — Navigator	21,023	1,590,626

Large Cap Growth Funds — 3.2%
Alger Large Cap Growth Fund	164,575	1,795,514

Mid Cap Growth Funds — 5.4%
Alger Mid Cap Growth Fund	179,383	1,700,552
Rydex Mid Cap Growth Fund	44,563	1,328,431

		3,028,983

Money Market Funds — 1.4%
Government Obligations Fund	794,614	794,614

Multi Cap Core Funds — 6.2%
Rydex Sector Rotation Fund	275,410	3,478,425

Multi Cap Growth Funds — 12.4%
Alger Capital Appreciation Fund	189,728	1,853,645
Legg Mason Opportunity Trust Institutional	90,195	1,565,787
Rydex OTC Fund	323,080	3,479,571

		6,899,003

	Shares	Value
Pacific Region Funds — 7.0%
Matthews Korea Fund	328,819	$2,009,082
Matthews Pacific Tiger Fund	101,064	1,865,642

		3,874,724

Science & Technology Funds — 1.9%
Rydex Electronics Fund	89,847	1,039,533

Small Cap Core Funds — 2.6%
Trendstar Small Cap Fund	116,175	1,441,734

Small Cap Growth Funds — 8.8%
Alger Small Cap Growth Fund	352,972	1,944,873
Rydex Small Cap Growth Fund	42,633	1,312,244
Turner Small Cap Growth Fund	65,349	1,655,952

		4,913,069

Total Mutual Funds (cost $32,243,418)		42,298,536

COMMON STOCKS — 24.4%
Aerospace/Defense — 0.8%
Esterline Technologies Corp.	11,000	452,210

Autos/Trucks — 0.9%
CarMax, Inc.	19,000	520,980

Banks — 0.9%
Bank of America Corp.	11,000	504,790

Beverages — 0.9%
Pepsico, Inc.	9,000	532,800

Casinos — 0.8%
Carnival Corp.	9,000	490,410

Communications — 1.5%
CommScope, Inc.	40,000	820,400

Computers — 2.3%
Autodesk, Inc.	19,000	792,680
Palm, Inc.	17,000	482,460

		1,275,140

Drug Stores — 0.8%
CVS Corp.	17,000	459,340

Home Construction/Manufacturing — 1.2%
Lennar Corporation	12,000	692,160

Hospital/Medical Care — 1.7%
Unitedhealth Group, Inc.	9,000	538,740

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2005

(Unaudited)

	Shares	Value
Household Products/Services — 0.8%
Bed Bath & Beyond, Inc.	11,000	$469,260

Industrial Services — 1.1%
Verisign, Inc.	28,000	622,440

Instruments and Controls — 1.3%
Garmin Ltd.	13,200	727,320

Insurance — 3.0%
ACE Ltd.	11,000	610,500
CIGNA Corp.	5,000	562,600
MetLife, Inc.	10,000	514,400

		1,687,500

Machine Tool — 0.8%
Actuant Corp.	11,000	583,550

Medical Instruments/Supplies — 1.2%
PolyMedica Corporation	18,000	683,280

Polution Control — 0.8%
Casella Waste Systems, Inc.	38,000	465,120

Publishing — 0.8%
John Wiley & Sons, Inc.	11,000	454,630

Retailers — Specialty — 1.3%
Tractor Supply Co.	14,000	754,040

Securities Brokers — 1.5%
Legg Mason, Inc.	7,000	858,550

Total Common Stocks (cost $11,140,009)		13,592,660

Total Investments — 100.2% (cost $44,383,427)		55,891,196
Liabilities in Excess of Other Assets — (0.2)%		(132,346)

Net Assets		$55,758,850

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2005

(Unaudited)

	Shares	Value
MUTUAL FUNDS — 28.1%
Fixed Income Funds — 1.8%
Oppenheimer Strategic Income Fund	92,897	$393,883

Flexible Portfolio Funds — 4.2%
Alger Balanced Fund	45,285	944,637

Health/Biotechnology Funds — 5.9%
Rydex Biotechnology Fund	61,745	1,312,695

Money Market Funds — 2.7%
Government Obligations Fund	603,882	603,882

Multi Cap Growth Funds — 5.5%
Rydex OTC Fund	115,560	1,244,584

Multi Cap Value Funds — 6.1%
Rydex Core Equity Fund	83,664	1,372,924

Real Estate Funds — 1.9%
CGM Realty Fund	11,819	430,450

Total Mutual Funds (cost $5,980,282)		6,303,055

COMMON STOCKS — 19.1%
Banks — 5.5%
B B & T Corp.	9,000	382,950
Citi Group	9,000	436,950
J.P. Morgan Chase & Co.	11,000	420,750

		1,240,650

Basic Materials — 3.6%
DuPont (E.I.) de Nemours & Co.	9,000	384,750
Freeport-McMoRan Copper & Gold, Inc.	8,000	416,880

		801,630

Electrical Equipment — 1.8%
General Electric Co.	11,000	392,920

Food Products — 2.7%
ConAgra Foods, Inc.	28,000	602,000

Machine Tool — 1.7%
Stanley Works	8,000	384,000

Tobacco — 1.9%
Altria	6,000	436,740

Utilities — Telecommunications — 1.9%
A T & T, Inc.	17,000	423,470

Total Common Stocks (cost $4,290,380)		4,281,410

	Shares	Value
CLOSED END FUNDS — 6.0%
ACM Income Fund, Inc.	49,000	$406,700
John Hancock Premium Dividend Trust II	20,000	208,200
Latin American Discovery Fund	26,500	738,555

Total Closed End Funds (cost $957,868)		1,353,455

EXCHANGE TRADED FUNDS — 46.9%
Asia 50 ADR Index	6,000	472,441
i Shares Cohen & Steers Realty Major	8,000	601,680
i Shares Dow Jones Select Dividend Index	16,000	993,600
i Shares Dow Jones U.S. Utilities Index	10,000	763,200
i Shares Lehman 7-10 Year Treasury Bond Fund	4,500	375,030
i Shares Lehman Aggregate Bond Fund	5,000	501,000
i Shares MSCI Brazil	18,000	608,400
i Shares MSCI Canada	23,500	494,675
i Shares MSCI Pacific Ex-Japan	4,500	446,850
i Shares MSCI Taiwan	35,000	415,450
i Shares Russell Midcap Value Index	3,500	434,455
i Shares S&P 100 Index	9,000	520,920
i Shares S&P 1500 Index	4,000	445,720
i Shares S&P Global Energy Sector	5,000	467,850
i Shares S&P Latin America 40	5,000	615,000
i Shares S&P Midcap 400	6,000	440,700
i Shares S&P SmallCap 600	7,500	438,750
i Shares S&P/TOPIX 150	5,000	538,250
PowerShares High Yield Equity Dividend Trust	63,000	953,820

Total Exchange Traded Funds (cost $8,987,544)		10,527,791

Total Investments — 100.1% (cost $20,216,074)		22,465,711
Liabilities in Excess of Other Assets — (0.1)%		(35,760)

Net Assets		$22,429,951

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

November 30, 2005

(Unaudited)

	Shares	Value
MUTUAL FUNDS — 34.0%
Financial Sector Funds — 1.6%
Rydex Financial Services Fund	42,119	$517,637

Gold Oriented Funds — 5.0%
Rydex Precious Metals Fund	37,400	1,564,081

Japanese Funds — 5.8%
Rydex Large Cap Japan Fund	52,300	1,795,967

Money Market Funds — 1.1%
Government Obligations Fund	355,235	355,235

Multi Cap Core Funds — 7.2%
Rydex Core Equity Fund	135,908	2,230,251

Multi Cap Growth Funds — 13.1%
Rydex OTC Fund	377,653	4,067,328

Total Mutual Funds (cost $10,489,491)		10,530,499

CLOSED END FUNDS — 10.8%
Chile Fund, Inc.	35,000	632,100
Japan Smaller Capitalization Fund, Inc.	92,000	1,458,200
Mexico Equity and Income Fund, Inc.	30,000	609,900
Mexico Fund, Inc.	22,000	662,200

Total Closed End Funds (cost $3,164,627)		3,362,400

	Shares	Value
EXCHANGE TRADED FUNDS — 55.4%
i Shares Dow Jones U.S. Financial Sector	8,000	$813,360
i Shares Goldman Sachs Networking	28,500	900,885
i Shares Goldman Sachs Software	19,000	766,080
i Shares MSCI — Australia	47,000	885,950
i Shares MSCI — Austria	25,000	666,000
i Shares MSCI — Brazil	27,000	912,600
i Shares MSCI EAFE Index	29,000	1,668,370
i Shares MSCI Emerging Markets	35,000	2,943,500
i Shares MSCI — Japan	75,000	934,500
i Shares MSCI — Mexico	24,000	830,400
i Shares MSCI — Singapore	118,000	925,120
i Shares MSCI — Spain	15,000	542,850
i Shares MSCI — Sweden	25,000	537,250
i Shares MSCI — Taiwan	61,000	724,070
i Shares MSCI — United Kingdom	27,000	500,850
i Shares MSCI — Pacific Ex-Japan	9,000	893,700
SPDR — Utilities Select Sector	55,000	1,727,000

Total Exchange Traded Funds (cost $14,846,617)		17,172,485

Total Investments — 100.2% (cost $28,500,735)		31,065,384
Liabilities in Excess of Other Assets — (0.2)%		(62,512)

Net Assets		$31,002,872

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS — 62.9%
Aerospace/Defense — 2.3%
Boeing Company	12,000	$818,280

Banks — 8.5%
Bank of America Corp.	14,000	642,460
Citi Group	11,000	534,050
Hudson United Bancorp	29,000	1,220,900
Wachovia Corp.	11,500	614,100

		3,011,510

Basic Materials — 3.1%
Dow Chemical Co.	10,000	452,500
Ryerson Tull, Inc.	29,000	655,110

		1,107,610

Building Materials/Supplies — 1.7%
Sherwin-Williams Co.	14,000	613,760

Coal Producers — 3.0%
Westmoreland Coal Co.	49,000	1,051,050

Drug Stores — 2.0%
CVS Corp.	26,000	702,520

Energy — 4.3%
Headwaters, Inc.	19,000	676,970
Kerr McGee Corp.	10,000	864,500

		1,541,470

Financial Services — 9.3%
American Express Co.	9,500	488,490
Chicago Mercantile Exchange Holdings	3,500	1,239,525
CIT Group	15,000	742,500
Moody's Corp.	14,000	842,100

		3,312,615

Home Construction — 2.6%
Beazer Homes USA	13,000	909,610

Heavy Machinery/Equipment — 1.8%
Cummins, Inc.	7,000	623,000

Hospital/Medical Care — 5.5%
Unitedhealth Group, Inc.	16,000	957,760
WellPoint, Inc.	13,000	998,790

		1,956,550

	Shares	Value
Insurance — 1.5%
Erie Indemnity Co.	10,000	$530,000

Machine Tool — 2.4%
Snap-on, Inc.	23,000	859,510

Packaging/Containers — 3.8%
Silgan Holdings, Inc.	38,000	1,341,020

Railroads — 2.1%
Norfolk Southern Corp.	17,000	752,080

Savings & Loans/Thrifts — 3.4%
Washington Mutual, Inc.	29,000	1,194,510

Securities Brokers — 5.6%
Legg Mason Inc.	9,000	1,103,850
Lehman Brothers Holdings Inc.	7,000	882,000

		1,985,850

Total Common Stocks (cost $13,746,701)		22,310,945

MUTUAL FUNDS — 28.3%
Health/Biotechnology Funds — 8.9%
Rydex Biotechnology Fund	147,601	3,138,000

Large Cap Value Funds — 2.9%
Rydex Large Cap Value Fund	36,496	1,031,752

Mid Cap Value Funds — 2.9%
Rydex Mid Cap Value Fund	33,852	1,027,082

Money Market Funds — 1.5%
Government Obligations Fund	535,972	535,972

Multi Cap Growth Funds — 8.9%
Rydex OTC Fund	293,271	3,158,532

Small Cap Value Funds — 3.2%
Rydex Small Cap Value Fund	36,954	1,125,631

Total Mutual Funds (cost $9,927,777)		10,016,969

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2005

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 7.6%
i Shares Russell 1000 Value	7,000	$484,680
i Shares Russell 2000 Value	9,000	600,390
i Shares S&P Mid Cap 400 Barra Value	7,000	494,200
i Shares S&P Value	9,000	588,330
i Shares Small Cap 600	8,000	518,000

Total Exchange Traded Funds (cost $1,741,234)		2,685,600

Total Investments — 98.8% (cost $25,415,712)		35,013,514
Other Assets in Excess of Liabilities — 1.2%		437,201

Net Assets		$35,450,715

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2005

(Unaudited)

	Principal/ Shares	Value
CORPORATE BONDS — 51.4%
Autos/Auto Parts & Accessories — 4.2%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	$528,746

Banks/Savings & Loans — 8.0%
U S Bank NA, 5.7%, due 12/15/2008	500,000	511,297
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	493,715

		1,005,012

Computer/Hardware — 3.9%
IBM Corp., 4.25%, due 9/15/2009	500,000	490,809

Financial Services — 10.3%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	390,825
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	383,441
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	519,166

		1,293,432

Household Products — 4.0%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	494,246

Oil & Gas Exploration/Production — 4.3%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	535,000

Retail — Department Stores — 4.3%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	532,508

Securities Brokers — 12.4%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	525,390
Lehman Brothers, Inc., 7.375%, due 1/15/2007	500,000	511,976
Merrill Lynch & Co., 6.0%, due 2/17/2009	500,000	515,023

		1,552,389

Total Corporate Bonds (cost $6,533,428)		6,432,142

	Principal/ Shares	Value
CLOSED END FUNDS — 15.0%
Alliance World Dollar Government Fund II	16,000	$197,440
BlackRock Core Bond Trust	13,000	172,510
Corporate High Yield	22,000	183,480
Hartford Income Shares Fund, Inc.	25,000	181,750
Neuberger Berman Income Opportunity Fund	13,000	183,040
Pioneer High Income Trust	12,000	195,720
Preferred Income Strategies Fund	9,000	182,520
RMK Strategic Income Fund	12,000	203,640
Scudder Multi Market Income Trust	20,000	203,000
Scudder Strategic Income Trust	13,000	180,700

Total Closed End Funds (cost $1,989,877)		1,883,800

EXCHANGE TRADED FUNDS — 19.6%
i Shares Lehman 1-3 Year Treasury Bond Fund	6,000	482,400
i Shares Lehman 2 Year Treasury Bond Fund	5,000	450,250
i Shares Lehman 7-10 Year Treasury Bond Fund	6,000	500,040
i Shares Lehman Aggregate Bond Fund	5,000	501,000
i Shares Lehman TIPS Bond Fund	5,000	516,650

Total Exchange Traded Funds (cost $2,499,620)		2,450,340

MONEY MARKET FUNDS — 13.5%
Government Obligations Fund	1,689,010	1,689,010

Total Investments — 99.5% (cost $12,711,935)		12,455,292
Other Assets in Excess of Liabilities — 0.5%		61,356

Net Assets		$12,516,648

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2005

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Assets
Investments at value (identified cost of $44,383,427; $20,216,074; $28,500,735; $25,415,712; and $12,711,935, respectively)	$55,891,196	$22,465,711	$31,065,384	$35,013,514	$12,455,292
Dividends and interest receivable	15,368	16,850	579	45,772	103,451
Receivable for shareholder purchases	1,816	8,143	3,644	2,893	1,500
Receivable for securities sold				480,003
Other assets	6,159	2,367	3,394	3,644	2,464

Total assets	55,914,539	22,493,071	31,073,001	35,545,826	12,562,707

Liabilities
Payable for shareholder redemptions	900	15,710	900	3,606	12,456
Accrued distribution fees	41,953	12,731	21,860	23,373	10,362
Accrued advisory fees	45,205	11,020	17,800	25,919	4,336
Accrued accounting service fees	3,417	3,572	3,219	3,250	3,073
Other accrued expenses	64,214	20,087	26,350	38,963	15,832

Total liabilities	155,689	63,120	70,129	95,111	46,059

Net assets	$55,758,850	$22,429,951	$31,002,872	$35,450,715	$12,516,648

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)
Advisor Class	325,295	114,227	307,775	186,962	51,644

Class C	4,174,237	559,169	1,883,377	1,705,730	1,165,658

Class D		472,876

Net asset value and offering price per share outstanding
Advisor Class	$12.56	$19.71	$14.32	$18.96	$10.44

Class C	$12.38	$19.48	$14.12	$18.70	$10.28

Class D		$19.63

Net assets consist of
Paid-in capital	$44,826,965	$18,375,639	$26,325,074	$21,937,008	$12,995,375
Accumulated net investment income (loss)	(629,993)	32,281	(300,114)	(227,339)	325,953
Accumulated net realized gain (loss) from security transactions	54,109	1,772,394	2,413,262	4,143,244	(548,038)
Unrealized appreciation (depreciation) on investments	11,507,769	2,249,637	2,564,650	9,597,802	(256,642)

Net assets applicable to outstanding shares of beneficial interest	$55,758,850	$22,429,951	$31,002,872	$35,450,715	$12,516,648

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Six Months Ended November 30, 2005

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Investment income
Dividends	$80,214	$272,274	$43,517	$194,864	$128,970
Interest	10,180	9,317	10,855	8,202	209,204

Total income	90,394	281,591	54,372	203,066	338,174

Expenses
Investment advisory fees	271,031	65,474	104,406	152,849	27,167
Distribution fees:
Class C	251,815	41,908	127,624	138,786	64,684
Class D		28,195
Accounting service fees	20,258	21,146	19,039	19,246	18,227
Transfer agent fees	35,392	29,420	29,077	28,853	25,135
Custodial fees	14,312	6,334	7,694	9,286	5,077
Professional fees	62,168	24,038	30,488	42,650	17,562
Registration fees	14,241	15,870	17,183	12,946	13,480
Trustee fees	11,257	1,407	1,407	1,407	1,407
Insurance	19,061	6,804	8,281	10,175	5,287
Shareholder reports	6,807	2,582	2,853	3,284	1,565
Miscellaneous	14,045	6,132	6,434	10,923	5,219

Interest expense
Total expenses	720,387	249,310	354,486	430,405	184,810

Net investment income (loss)	(629,993)	32,281	(300,114)	(227,339)	153,364

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	3,513,839	(83,899)	3,882,642	3,458,071	(144,684)
Change in unrealized appreciation on investments	2,206,371	1,323,424	(318,914)	885,871	(214,949)

Net realized and unrealized gain (loss) on investments	5,720,210	1,239,525	3,563,728	4,343,942	(359,633)

Net increase (decrease) in net assets resulting from operations	$5,090,217	$1,271,806	$3,263,614	$4,116,603	$(206,269)

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended November 30, 2005

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Operations
Net investment income (loss)	$(629,993)	$32,281	$(300,114)	$(227,339)	$153,364
Net realized gain (loss) from security transactions	3,513,839	(83,899)	3,882,642	3,458,071	(144,684)
Net change in unrealized appreciation on investments	2,206,371	1,323,424	(318,914)	885,871	(214,949)

Increase (decrease) in net assets resulting from operations	5,090,217	1,271,806	3,263,614	4,116,603	(206,269)

Change in net assets from Fund share transactions:
Advisor Class	155,653	152,934	(15,189,650)	412,516	(8,844,406)
Class C	(2,075,001)	3,948,030	15,028,527	(782,292)	7,599,515
Class D		(4,271,463)

Decrease in net assets resulting from capital share transactions	(1,919,348)	(170,499)	(161,123)	(369,776)	(1,244,891)

Total increase (decrease) in net assets	3,170,869	1,101,307	3,102,491	3,746,827	(1,451,160)
Net assets
Beginning of period	52,587,981	21,328,644	27,900,381	31,703,888	13,967,808

End of period	$55,758,850	$22,429,951	$31,002,872	$35,450,715	$12,516,648

Undistributed net investment income	—	$32,281	—	—	$325,953

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2005

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Operations
Net investment income (loss)	$(1,063,005)	$(17,813)	$(224,122)	$(594,763)	$266,949
Net realized gain (loss) from security transactions	3,486,458	3,092,784	571,743	940,653	(415,825)
Capital gain distributions from mutual funds	699,714	161,967	16,681		12,471
Net change in unrealized appreciation on investments	1,483,651	(853,874)	1,656,925	3,386,124	88,631

Increase (decrease) in net assets resulting from operations	4,606,818	2,383,064	2,021,227	3,732,014	(47,774)

Distributions
From net investment income:
Advisor Class		(2,861)			(104,461)
Class C		(21,810)			(26,585)
Class D		(42,901)

		(67,572)			(131,046)

From net realized gain on security transactions:
Advisor Class		(668)		(28,797)
Class C		(7,973)		(651,120)
Class D		(21,688)

		(30,329)		(679,917)

Change in net assets from Fund share transactions:
Advisor Class	3,295,243	1,875,492	(4,725,264)	2,532,099	(6,652,534)
Class C	(5,768,281)	6,046,637	8,303,460	(66,142)	4,705,052
Class D		(7,921,150)

Increase (decrease) in net assets resulting from capital share transactions	(2,473,038)	979	3,578,196	2,465,957	(1,947,482)

Total increase (decrease) in net assets	2,133,780	2,286,142	5,599,423	5,518,054	(2,126,302)
Net assets
Beginning of year	50,454,201	19,042,502	22,300,958	26,185,834	16,094,110

End of year	$52,587,981	$21,328,644	$27,900,381	$31,703,888	$13,967,808

Undistributed net investment income	—	—	—	—	$172,589

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (2)(3)
	For the Period Ended Nov. 30, 2005 (Unaudited)	For the Period Ended May 31, 2005

For a share outstanding throughout each period
Net asset value, beginning of period	$11.38	$10.62

Income from investment operations
Net investment loss	(0.08)	(0.13)
Net realized and unrealized gain on investments	1.26	0.89

Total income from investment operations	1.18	0.76

Net asset value, end of period	$12.56	$11.38

Total return	10.37%	7.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,086	$3,546
Ratio of expenses to average net assets	1.73%	1.72	% (1)
Ratio of net investment loss to average net assets	(1.40)%	(1.12)%
Portfolio turnover rate	174%	131%

(1)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(2)	Commencement of operations was July 1, 2004.

(3)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Period Ended Nov. 30, 2005(3) (Unaudited)	For the Years Ended May 31,
		2005 (3)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.27	$10.30	$8.29	$8.99	$11.56	$15.55

Income from investment operations
Net investment loss	(0.14)	(0.23)	(0.23)	(0.19)	(0.20)	(0.22)
Net realized and unrealized gain (loss) on investments	1.25	1.20	2.24	(0.51)	(1.83)	(2.07)

Total income (loss) from investment operations	1.11	0.97	2.01	(0.70)	(2.03)	(2.29)

Distributions
From net realized gain on security transactions					(0.54)	(1.70)

Total distributions					(0.54)	(1.70)

Net asset value, end of year/period	$12.38	$11.27	$10.30	$8.29	$8.99	$11.56

Total return (1)	9.85%	9.42%	24.25%	(7.79)%	(17.94)%	(16.82)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51,673	$49,042	$50,454	$39,108	$47,254	$63,761
Ratio of expenses to average net assets (2)	2.73%	2.72%	2.85%	2.94%	2.76%	2.42%
Ratio of net investment loss to average net assets	(2.40)%	(2.12)%	(2.33)%	(2.41)%	(1.93)%	(1.63)%
Portfolio turnover rate	174%	131%	117%	97%	57%	60%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.73%, 2.78%, 2.89%, 2.98%, 2.76%, and 2.57%, respectively.

(3)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

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CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (1)(2)
	For the Period Ended Nov. 30, 2005 (Unaudited)	For the Period Ended May 31, 2005
For a share outstanding throughout each period
Net asset value, beginning of period	$18.53	$16.78

Income from investment operations
Net investment income	0.09	0.08
Net realized and unrealized gain on investments	1.09	1.81

Total income from investment operations	1.18	1.89

Distributions
From net investment income		(0.11)
From net realized gain on security transactions		(0.03)

Total distributions		(0.14)

Net asset value, end of period	$19.71	$18.53

Total return	6.37%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,251	$1,966
Ratio of expenses to average net assets (2)	1.65%	1.72%
Ratio of net investment income to average net assets	0.94%	0.49%
Portfolio turnover rate	137%	178%

(1)	Commencement of operations was July 1, 2004.

(2)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (2)(3)
	For the Period Ended Nov. 30, 2005 (Unaudited)	For the Period Ended May 31, 2005
For a share outstanding throughout each period
Net asset value, beginning of period	$18.41	$16.78

Income from investment operations
Net investment income (loss)		(0.08)
Net realized and unrealized gain on investments	1.07	1.81

Total income from investment operations	1.07	1.73

Distributions
From net investment income		(0.07)
From net realized gain on security transactions		(0.03)

Total distributions		(0.10)

Net asset value, end of period	$19.48	$18.41

Total return (1)	5.81%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,895	$6,437
Ratio of expenses to average net assets	2.65%	2.72%
Ratio of net investment income (loss) to average net assets	(0.06)%	(0.50)%
Portfolio turnover rate	137%	178%

(1)	Does not reflect contingent deferred sales charge.

(2)	Commencement of operations was July 1, 2004.

(3)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	For the Period Ended Nov. 30, 2005(3) (Unaudited)	Class D Shares
		For the Years Ended May 31,
		2005 (3)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.51	$16.45	$13.98	$15.31	$16.54	$22.83

Income from investment operations
Net investment income (loss)	0.05		0.14	0.01	(0.13)	0.03
Net realized and unrealized gain (loss) on investments	1.07	2.14	2.45	(1.34)	(1.07)	(2.37)

Total income (loss) from investment operations	1.12	2.14	2.59	(1.33)	(1.20)	(2.34)

Distributions
From net investment income		(0.05)	(0.12)		(0.01)	(0.16)
From net realized gain on security transactions		(0.03)			(0.02)	(3.79)

Total distributions		(0.08)	(0.12)		(0.03)	(3.95)

Net asset value, end of year/period	$19.63	$18.51	$16.45	$13.98	$15.31	$16.54

Total return (1)	6.05%	13.01%	18.51%	(8.69)%	(7.30)%	(11.32)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,283	$12,926	$19,043	$11,373	$10,467	$9,952
Ratio of expenses to average net assets (2)	2.15%	2.22%	2.08%	2.17%	2.13%	1.84%
Ratio of net investment income (loss) to average net assets	0.44%	(0.01)%	0.89%	0.03%	(0.97)%	(0.27)%
Portfolio turnover rate	137%	178%	113%	100%	30%	89%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.15%, 2.22%, 2.09%, 2.28%, 2.24%, and 2.09%, respectively.

(3)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares
	For the Period Ended Nov. 30, 2005(1) (Unaudited)	For the Years Ended May 31,
		2005 (1)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.76	$11.80	$9.45	$10.09	$12.14	$14.96

Income from investment operations
Net investment loss	(0.08)	(0.08)	(0.04)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.64	1.04	2.39	(0.61)	(2.00)	(2.43)

Total income (loss) from investment operations	1.56	0.96	2.35	(0.64)	(2.05)	(2.48)

Distributions
From net realized gain on security transactions						(0.32)
In excess of realized gains						(0.02)

Total distributions						(0.34)

Net asset value, end of year/period	$14.32	$12.76	$11.80	$9.45	$10.09	$12.14

Total return	12.23%	8.14%	24.87%	(6.34)%	(16.89)%	(16.76)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,408	$18,907	$22,301	$13,317	$13,936	$13,764
Ratio of expenses to average net assets (2)	1.52%	1.58%	1.25%	1.22%	1.25%	1.24%
Ratio of net investment loss to average net assets	(1.15)%	(0.68)%	(0.37)%	(0.40)%	(0.54)%	(0.38)%
Portfolio turnover rate	298%	165%	137%	31%	43%	20%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.52%, 1.68%, 1.60%, 1.77%, 1.57%, and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (3)(4)
	For the Period Ended Nov. 30, 2005 (Unaudited)	For the Period Ended May 31, 2005
For a share outstanding throughout each period
Net asset value, beginning of period	$12.65	$12.15

Income from investment operations
Net investment loss	(0.15)	(0.20)
Net realized and unrealized gain on investments	1.62	0.70

Total income from investment operations	1.47	0.50

Net asset value, end of period	$14.12	$12.65

Total return (1)	11.62%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,595	$8,993
Ratio of expenses to average net assets	2.52%	2.58	% (2)
Ratio of net investment loss to average net assets	(2.15)%	(1.68)%
Portfolio turnover rate	298%	165%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (3)(4)
	For the Period Ended Nov. 30, 2005 (Unaudited)	For the Period Ended May 31, 2005
For a share outstanding throughout each year
Net asset value, beginning of year	$16.70	$15.57

Income from investment operations
Net investment loss	(0.04)	(0.19)
Net realized and unrealized gain on investments	2.30	1.69

Total income from investment operations	2.26	1.50

Distributions
From net realized gain on security transactions		(0.37)

Total distributions		(0.37)

Net asset value, end of year	$18.96	$16.70

Total return	13.53%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,546	$2,727
Ratio of operating expenses to average net assets (2)	1.72%	1.76	% (1)
Ratio of total expenses to average net assets (3)	1.72%	2.62	% (2)
Ratio of net investment loss to average net assets	(0.52)%	(1.16)%
Portfolio turnover rate	159%	113%

(1)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 1.79%.

(2)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 2.65%.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Period Ended Nov. 30, 2005 (4) (Unaudited)	For the Years Ended May 31,
		2005 (4)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.56	$14.96	$11.76	$12.92	$17.44	$15.94

Income from investment operations
Net investment loss	(0.13)	(0.35)	(0.25)	(0.18)	(0.33)	(0.35)
Net realized and unrealized gain on investments	2.27	2.32	3.45	(0.98)	(4.19)	2.51

Total income (loss) from investment operations	2.14	1.97	3.20	(1.16)	(4.52)	2.16

Distributions
From net realized gain on security transactions		(0.37)				(0.66)

Total distributions		(0.37)				(0.66)

Net asset value, end of year/period	$18.70	$16.56	$14.96	$11.76	$12.92	$17.44

Total return (1)	12.92%	13.05%	27.21%	(8.98)%	(25.92)%	13.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,905	$28,977	$26,186	$16,219	$16,171	$19,334
Ratio of operating expenses to average net assets (2)	2.62%	2.66%	2.59%	2.57%	2.59%	2.47%
Ratio of total expenses to average net assets (3)	2.62%	3.52%	3.40%	3.50%	3.73%	4.21%
Ratio of net investment loss to average net assets	(1.42)%	(2.06)%	(1.93)%	(1.79)%	(2.37)%	(2.13)%
Portfolio turnover rate	159%	113%	70%	117%	73%	82%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 2.62%, 2.69%, 2.68%, 2.84%, 2.59%, and 2.47%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 2.62%, 3.55%, 3.49%, 3.77%, 3.73%, and 4.21%, respectively.

(4)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares
	For the Period Ended Nov. 30, 2005 (1) (Unaudited)	For the Years Ended May 31,
		2005 (1)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.53	$10.63	$10.91	$10.49	$10.58	$10.02

Income from investment operations
Net investment income	0.09	0.20	0.06	0.16	0.34	0.57
Net realized and unrealized gain (loss) on investments	(0.18)	(0.20)	(0.15)	0.46	0.04	0.74

Total income (loss) from investment operations	(0.09)	—	(0.09)	0.62	0.38	1.31

Distributions
From net investment income		(0.10)	(0.06)	(0.20)	(0.47)	(0.75)
From net realized gain on security transactions			(0.13)

Total distributions		(0.10)	(0.19)	(0.20)	(0.47)	(0.75)

Net asset value, end of year/period	$10.44	$10.53	$10.63	$10.91	$10.49	$10.58

Total return	(0.85)%	0.06%	(0.88)%	5.90%	3.67%	13.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$539	$9,334	$16,094	$16,131	$9,342	$6,577
Ratio of expenses to average net assets (2)	1.79%	1.37%	0.84%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	3.24%	1.92%	0.48%	1.59%	3.45%	6.53%
Portfolio turnover rate	50%	189%	115%	77%	227%	0%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.79%, 1.59%, 1.29%, 1.27%, 1.37%, and 1.53%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (3)(4)
	For the Period Ended Nov. 30, 2005 (Unaudited)	For the Period Ended May 31, 2005
For a share outstanding throughout each period
Net asset value, beginning of period	$10.43	$10.62

Income from investment operations
Net investment income	0.03	0.07
Net realized and unrealized loss on investments	(0.18)	(0.19)

Total income (loss) from investment operations	(0.15)	(0.12)

Distributions
From net investment income		(0.07)

Total distributions		(0.07)

Net asset value, end of period	$10.28	$10.43

Total return (1)	(1.44)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,978	$4,634
Ratio of expenses to average net assets	2.79%	2.37	% (2)
Ratio of net investment income to average net assets	2.24%	0.92%
Portfolio turnover rate	50%	189%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

November 30, 2005

(Information as of and for the six months ended November 30, 2005 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multiple Index Fund (formerly “Multiple Index Trust”), Value Fund (formerly “Yorktown Classic Value Trust”), and Income Fund (formerly “Treasuries Trust”) (collectively the “Funds”). Each Fund offers Class C and Advisor Class shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the Fund on July 1, 2004 and continue to remain invested in the Fund.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) shares of investment companies (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The fund seeks to achieve its objective by investing primarily in (1) underlying funds that seek to achieve an objective of high current income or total return by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The Value Fund’s investment objective is growth of capital, as well as income. The fund seeks to achieve its objective by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds. In addition, the fund may invest up to 35% of its total assets in underlying funds and index securities.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities and corporate bonds are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and ..75% of the average daily net assets exceeding $100 million; .60% of the average daily net assets of the Capital Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund and ..40% of the average daily net assets of the Income Fund.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements, continued

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended November 30, 2005, the Advisor received $35,392, $29,420, $29,077, $28,853, and $25,135 from the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund, and Income Fund, respectively.

4.	Investment Activity

For the period ended November 30, 2005, there were no purchases or sales of U.S. government backed securities. Total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales
Growth Fund	$46,457,912	$48,983,374
Capital Income Fund	14,686,095	14,412,358
Multiple Index Fund	43,652,191	44,013,871
Value Fund	26,849,413	30,525,229
Income Fund	2,776,797	2,787,951

5.	Fund Share Transactions

Share transactions for the period ended November 30, 2005 were as follows:

	Amount			Shares
	Sold	Redeemed	Net Change	Sold	Redeemed	Net Change
Growth Fund:
Advisor Class	$232,999	$(77,346)	$155,653	20,076	(6,391)	13,685
Class C	1,569,957	(3,644,958)	(2,075,001)	133,203	(309,762)	(176,559)

Capital Income Fund:
Advisor Class	184,738	(31,804)	152,934	9,837	(1,665)	8,172
Class C	4,569,395	(621,365)	3,948,030	242,552	(32,929)	209,623
Class D	125,060	(4,396,523)	(4,271,463)	6,616	(232,186)	(225,570)

Multiple Index Fund:
Advisor Class	360,441	(15,550,091)	(15,189,650)	27,064	(1,201,129)	(1,174,065)
Class C	16,598,427	(1,569,900)	15,028,527	1,288,937	(116,219)	1,172,718

Value Fund:
Advisor Class	465,880	(53,364)	412,516	26,646	(2,946)	23,700
Class C	1,298,273	(2,080,565)	(782,292)	73,159	(117,543)	(44,384)

Income Fund:
Advisor Class	94,850	(8,939,256)	(8,844,406)	8,977	(843,389)	(834,412)
Class C	10,159,240	(2,559,725)	7,599,515	968,637	(247,222)	721,415

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Fund Share Transactions, continued

At November 30, 2005, net assets per class consisted of the following:

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Advisor Class	$4,086,132	$2,251,388	$4,407,648	$3,545,501	$539,012
Class C	51,672,718	10,895,359	26,595,224	31,905,214	11,977,636
Class D	—	9,283,204	—	—	—

Share transactions for the year ended May 31, 2005 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Growth Fund:
Advisor Class	$3,469,934		$(174,691)	$3,295,243	327,433		(15,823)	311,610
Class C	6,354,077		(12,122,358)	(5,768,281)	606,291		(1,155,865)	(549,574)

Capital Income Fund:
Advisor Class	1,998,455	3,530	(126,493)	1,875,492	112,851	190	(6,986)	106,055
Class C	7,504,099	26,331	(1,483,793)	6,046,637	438,328	1,418	(90,200)	349,546
Class D	1,589,802	55,447	(9,566,399)	(7,921,150)	93,016	2,976	(555,254)	(459,262)

Multiple Index Fund:
Advisor Class	4,690,570		(9,415,834)	(4,725,264)	385,347		(793,517)	(408,170)
Class C	9,128,474		(825,014)	8,303,460	780,005		(69,346)	710,659

Value Fund:
Advisor Class	2,678,430	28,721	(175,052)	2,532,099	172,453	1,652	(10,843)	163,262
Class C	6,431,403	590,655	(7,088,200)	(66,142)	422,165	34,142	(457,120)	(813)

Income Fund:
Advisor Class	1,236,297	102,355	(7,991,186)	(6,652,534)	114,916	9,666	(753,115)	(628,533)
Class C	5,361,694	24,251	(680,893)	4,705,052	507,080	2,305	(65,142)	444,243

At May 31, 2005, net assets per class consisted of the following:

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Advisor Class	$3,546,361	$1,965,480	$8,992,850	$2,727,227	$9,333,680
Class C	49,041,620	6,436,758	18,907,531	28,976,661	4,634,128
Class D	—	12,926,406	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/2005	Expenses Paid * During the Period	Annualized Expense Ratio
Growth Fund
Advisor Class				1.73%
Actual	$1,000.00	$1,103.70	$9.12
Hypothetical (5% return before expenses)	1,000.00	1,016.39	8.74
Class C				2.73%
Actual	1,000.00	1,098.50	14.36
Hypothetical (5% return before expenses)	1,000.00	1,011.38	13.77

Capital Income Fund
Advisor Class				1.65%
Actual	1,000.00	1,063.70	8.54
Hypothetical (5% return before expenses)	1,000.00	1,016.80	8.34
Class C				2.65%
Actual	1,000.00	1,058.10	13.67
Hypothetical (5% return before expenses)	1,000.00	1,011.78	13.36
Class D				2.15%
Actual	1,000.00	1,060.50	11.11
Hypothetical (5% return before expenses)	1,000.00	1,014.29	10.86

Multiple Index Fund
Advisor Class				1.52%
Actual	1,000.00	1,122.30	8.09
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.69
Class C				2.52%
Actual	1,000.00	1,116.20	13.39
Hypothetical (5% return before expenses)	1,000.00	1,012.43	12.71

Value Fund
Advisor Class				1.72%
Actual	1,000.00	1,135.30	9.21
Hypothetical (5% return before expenses)	1,000.00	1,016.44	8.69
Class C				2.62%
Actual	1,000.00	1,129.20	13.98
Hypothetical (5% return before expenses)	1,000.00	1,011.93	13.21

Income Fund
Advisor Class				1.79%
Actual	1,000.00	991.50	8.94
Hypothetical (5% return before expenses)	1,000.00	1,016.09	9.05
Class C				2.79%
Actual	1,000.00	985.60	13.89
Hypothetical (5% return before expenses)	1,000.00	1,011.08	14.07

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (183) and divided by 365.

Approval of the Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on October 19, 2005. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by the Advisor and its affiliates; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of comparable Funds managed by the Advisor as compared to a selected peer group and an appropriate benchmark; (8) “fall-out” benefits to the Advisor and its affiliates (i.e., ancillary benefits to be realized by the Advisor or its affiliates from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest. In considering each Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis for each Fund of how performance of the comparable Funds and fees for each Fund compare to its selected peer group and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

The Board, in examining the nature and quality of the services to be provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. In considering the Advisor’s financial condition, the Board reviewed the company’s financial statements .

The Board considered the fees payable under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s anticipated costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund.

The Board also considered the performance of comparable funds. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. The Board also considered that the Funds invest in underlying funds and that the Funds will bear the fees of such funds.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

Based on these considerations, the Board concluded that: (1) the Funds were likely to benefit from the nature and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for the comparable Funds managed by the Advisor was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor or its affiliates from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: January 30, 2006	/s/ DAVID D. BASTEN
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 30, 2006

/s/ DAVID D. BASTEN
David D. Basten
President

Date: January 30, 2006

/s/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer